SHARE BASED COMPENSATION (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of classes of share capital [abstract]
Disclosure of share-based payment
Grant date	Number of RSUs	Fair value
February 1, 2024	11,000	$26.5
February 27, 2024	51,598	$28.1
May 12, 2024	20,735	$29.2
June 25, 2024	180,172	$21.55